Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmental analysis
Assets	£ 781,992	£ 799,491	£ 723,039
Liabilities	740,189	755,667	679,483
Retail Banking
Segmental analysis
Assets	209,973	197,618	182,305
Liabilities	192,715	178,617	153,999
Ulster Bank RoI
Segmental analysis
Assets	22,833	26,620	25,385
Liabilities	19,021	22,993	21,012
Commercial Banking
Segmental analysis
Assets	184,564	187,413	165,399
Liabilities	184,890	174,251	140,863
Private Banking
Segmental analysis
Assets	29,854	26,206	23,304
Liabilities	39,388	32,457	28,610
RBS International
Segmental analysis
Assets	40,578	33,984	31,738
Liabilities	38,436	31,989	30,330
NatWest Markets
Segmental analysis
Assets	200,576	270,147	263,885
Liabilities	188,431	254,098	246,907
Central Items and other
Segmental analysis
Assets	93,614	57,503	31,023
Liabilities	77,308	61,262	57,762
Total excluding Ulster Bank RoI
Segmental analysis
Assets	759,159	772,871	697,654
Liabilities	£ 721,168	£ 732,674	£ 658,471